Subsequent Event (Details) - USD ($)		Nov. 12, 2024	Nov. 05, 2024	Sep. 09, 2024	Aug. 20, 2024	Sep. 30, 2024	Sep. 30, 2023
Subsequent Event [Line Items]
Aggregate purchase price (in Dollars)			$ 2,100,000
Amount of share captial (in Dollars)				$ 3,000,000
Ordinary share, shares authorized	[1]					160,000,000	160,000,000
Ordinary share, par value (in Dollars per share)	[1]					$ 0.000625	$ 0.000625
Purchase price of newly issued shares		2,500,000
Purchase Price [Member]
Subsequent Event [Line Items]
Aggregate purchase price (in Dollars)					$ 4,500,000
Purchase price adjustments (in Dollars)					3,000,000
Gross proceeds amount (in Dollars)					$ 1,500,000
Issuance shares					780,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase price (in Dollars)		$ 1,500,000
Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Ordinary shares issuable					1,620,000
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase price of newly issued shares			3,500,000
Purchase price per share (in Dollars per share)		$ 0.6	$ 0.6
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Amount of share captial (in Dollars)				$ 4,090,909
Ordinary share, shares authorized				5,454,545
Ordinary share, par value (in Dollars per share)				$ 4,090,909
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Granted warrants to purchase		1,875,000	2,625,000
Exercise price per share (in Dollars per share)		$ 0.72	$ 0.72
Private Placement [Member] | Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Ordinary share, shares authorized				0.55

[1]	The shares are presented on a retroactive basis to reflect the Company’s share subdivision on July 15, 2022. See Note 12 below.